Share-Based Compensation and Pensions - Other Share-Based Compensation Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Northshore/Atrium incentive plan | Minimum | Time-based restricted shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	2 years
Northshore/Atrium incentive plan | Maximum | Time-based restricted shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
StarStone incentive plan | Minimum | Time-based restricted shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	2 years
StarStone incentive plan | Maximum | Time-based restricted shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
Deferred compensation and ordinary share plan for non-employee directors | Director | Share-based compensation plans
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted share units credited to the accounts of non-employee directors (shares)	7,204	5,976	5,691
Joint share ownership plan expense | Employee share purchase plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Discount rate from market price	15.00%
Maximum value of shares per employee	$ 21,250
Maximum subscription rate	15.00%
Stock issued to employees (shares)	16,914	15,269	14,183